Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 19,759,446	$ 2,524,880	$ 63,712,561	$ 19,164,696